MORSE, ZELNICK, ROSE & LANDER

A LIMITED LIABILITY PARTNERSHIP

825 THIRD AVENUE

NEW YORK, NEW YORK 10022

212-838-1177

FAX – 212-208-6809

April 26, 2016

WRITER’S DIRECT LINE (212) 838-8599

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-0405

Attention: Mr. Tim Buchmiller

Re:	Milestone Scientific Inc.

Registration Statement on Form S-3 (File No. 333-209466)

Dear Mr. Buchmiller:

Enclosed is Amendment #1 to the above referenced registration statement which incorporates by reference the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015, filed with the Commission on April 6, 2016, and includes a form of Trust Indenture as an exhibit.

We believe that we have now responded to your comments. Please call me at the number above as soon as we can submit a request for acceleration or if you have any questions.

Very truly yours,

/s/ John Hui
John Hui

Enclosures.